PROPERTY, PLANT AND EQUIPMENT - Accumulated depreciation and impairment loss (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	$ 3,034.3
Depreciation	480.2	$ 535.2	$ 551.2
Balance at the end of year	3,039.2	3,034.3
Land, buildings and leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	123.0
Balance at the end of year	116.1	123.0
Furniture and equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	241.1
Balance at the end of year	295.1	241.1
Telecommunication networks
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	2,503.7
Balance at the end of year	2,422.2	2,503.7
Projects under development
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	166.5
Balance at the end of year	205.8	166.5
Accumulated amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	(6,870.2)	(6,514.2)
Depreciation	480.2	535.2
Balance at the end of year	(7,204.3)	(6,870.2)	(6,514.2)
Accumulated amortization and impairment losses | Land, buildings and leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	(113.7)	(106.2)
Depreciation	7.8	9.8
Balance at the end of year	(119.4)	(113.7)	(106.2)
Accumulated amortization and impairment losses | Furniture and equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	(1,068.4)	(1,090.1)
Depreciation	65.2	70.0
Balance at the end of year	(1,076.9)	(1,068.4)	(1,090.1)
Accumulated amortization and impairment losses | Telecommunication networks
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	(5,688.1)	(5,317.9)
Depreciation	407.2	455.4
Balance at the end of year	$ (6,008.0)	$ (5,688.1)	$ (5,317.9)